Federated Hermes Conservative Municipal Microshort Fund
Portfolio of Investments
May 31, 2021 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—96.5%
		California—8.7%
$100,000		Hillsborough, CA Water and Sewer Systems, (Series 2003A) Weekly VRDNs, (Bank of the West, San Francisco, CA LIQ), 0.070%, 6/3/2021	$100,000
300,000		Long Beach, CA Harbor Department (Port of Long Beach), Revenue Notes (Series 2020C), 4.000%, 7/15/2021	301,403
475,000		Los Angeles, CA MFH Revenue Bonds (CORE Related/ GALA Rentals, LP), SPEAR’s 3a7 (Series DBE-8081) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.550%, 6/3/2021	475,000
		TOTAL	876,403
		Colorado—2.4%
245,000		Colorado HFA (Steele San Juan, LLC), Mizuho 3a-7 (Series 2021-MIZ9068) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.300%, 6/3/2021	245,000
		Florida—3.4%
250,000		Brevard County, FL Health Facilities Authority (Health First, Inc.), Health Care Facilities Revenue Bonds (Series 2014), 5.000%, 4/1/2022	259,945
85,000		Central Florida Expressway Authority, Senior Lien Revenue Bonds (Series 2018), 5.000%, 7/1/2021	85,330
		TOTAL	345,275
		Illinois—8.2%
500,000		Illinois Finance Authority (Saint Xavier University), (Series 2006) Weekly VRDNs, (Huntington National Bank LOC), 0.140%, 6/3/2021	500,000
125,000		Illinois Housing Development Authority, (Series A-3), (GNMA INS), 2.650%, 8/1/2021	125,468
200,000		Illinois State, UT GO Refunding Bonds (Series 2021A), 5.000%, 3/1/2022	206,979
		TOTAL	832,447
		Indiana—2.5%
250,000		Brownsburg, IN School Building Corp. BANs, 1.500%, 5/13/2022	251,071
		Maryland—0.8%
75,000		Maryland State, UT GO Refunding Bonds (State and Local Facilities Loan of 2014, Second Series C), 5.000%, 8/1/2021	75,604
		Massachusetts—2.2%
125,000		Massachusetts Development Finance Agency (Bentley University), (Series 2017), 5.000%, 7/1/2021	125,474
100,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 0.159%, Mandatory Tender 7/12/2021	100,001
		TOTAL	225,475
		Minnesota—0.6%
55,000		Rochester, MN Health Care Facility Authority (Mayo Clinic), (Series C) TOBs, 4.500%, Mandatory Tender 11/15/2021	56,052
		Montana—7.1%
715,000		Montana State Board of Housing (HRDC IX Affordable Housing Solutions LP), Mizuho 3a-7 (2021-MIZ9061) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.300%, 6/3/2021	715,000
		Multi-State—5.9%
100,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.230%, 6/1/2021	100,000
500,000		Nuveen AMT-Free Quality Municipal Income Fund, Series D Weekly VRDPs, 0.380%, 6/1/2021	500,000
		TOTAL	600,000
		New Jersey—1.3%
130,000		Union County, NJ BANs, 4.000%, 6/18/2021	130,240
		New York—13.3%
435,000		Buffalo & Erie County, NY Industrial Land Development Corporation (Catholic Health System Obligated Group), 5.000%, 7/1/2021	436,575
100,000		Central Square, NY CSD BANs, 1.500%, 6/25/2021	100,079
300,000		Croton-Harmon, NY Union Free School District BANs, 1.250%, 8/20/2021	300,565
300,000		East Islip, NY Union Free School District, (Series A), 5.000%, 6/15/2021	300,533
100,000		Hempstead, NY Local Development Corporation (Hofstra University), (Series 2017), 5.000%, 7/1/2021	100,400
100,000		Rochester, NY, UT GO Refunding Bonds (Series 2016 I), 4.000%, 10/15/2021	101,416
		TOTAL	1,339,568

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Ohio—8.3%
$260,000		Akron, OH Parking Facilities Revenue, 5.000%, 12/1/2021	$266,036
320,000		Summit County, OH IDA (AESCO, Inc.), (Series 2001) Weekly VRDNs, (Huntington National Bank LOC), 0.300%, 6/3/2021	320,000
250,000		University of Toledo, General Receipts Bonds (Series 2013C), 5.000%, 6/1/2021	250,000
		TOTAL	836,036
		Pennsylvania—15.9%
640,000		East Hempfield Township, PA IDA (BGT Realty), (Series of 2005) Weekly VRDNs, (Fulton Bank, N.A. LOC), 0.500%, 6/3/2021	640,000
350,000		Lehigh County, PA General Purpose Authority (Lehigh Valley Health Network), (Series A), 5.000%, 7/1/2021	351,368
120,000		Northampton County, PA IDA (Binney & Smith Inc.), (Series 1997B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.250%, 6/2/2021	120,000
90,000		Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania), (Series A of 2011), 5.000%, 9/1/2021	91,091
100,000		Philadelphia, PA, General Obligation Refunding Bonds (Series 2014A), 5.000%, 7/15/2021	100,580
200,000		Philadelphia, PA, General Obligation Refunding Bonds (Series 2019A), 5.000%, 8/1/2021	201,591
100,000		Souderton, PA Area School District, UT GO Bonds (Series of 2017), 4.000%, 11/1/2021	101,557
		TOTAL	1,606,187
		Rhode Island—1.9%
195,000		Rhode Island State Health and Educational Building Corp. (CVS-Highlander Charter School, Inc.), (Series 2007) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.130%, 6/2/2021	195,000
		Texas—8.9%
500,000		North Central Texas HFDC (Gala at Waxahachie, LP), Tender Option Bond Trust Certificates (Series 2021-XF1099) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.350%, 6/3/2021	500,000
100,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs, 0.130%, 6/2/2021	100,000
200,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 0.060%, 6/1/2021	200,000
100,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 0.080%, 6/1/2021	100,000
		TOTAL	900,000
		Virginia—0.7%
75,000		Henrico County, VA, UT GO Public Improvement Refunding Bonds (Series 2010), 5.000%, 7/15/2021	75,442
		Washington—0.7%
75,000		Energy Northwest, WA, Columbia Generating Station Electric Revenue Refunding Bonds (Series 2011A), 5.000%, 7/1/2021	75,295
		West Virginia—2.5%
250,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 0.130%, 6/3/2021	250,000
		Wisconsin—1.2%
120,000		La Crosse, WI IDA (GGP Inc.), (Series A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.250%, 6/3/2021	120,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $9,748,999)	9,750,095
		MUNICIPAL BONDS—5.6%
		New Jersey—0.8%
75,000		Vernon Township, NJ, UT GO Refunding Bonds (Series 2020A), 4.000%, 1/1/2023	79,277
		New York—1.8%
175,000		New York State Thruway Authority (New York State Thruway Authority - General Revenue), General Revenue Bonds (Series 2012I), 5.000%, 1/1/2023	179,790
		Tennessee—1.0%
100,000		Tennessee Housing Development Agency, Residential Finance Program Revenue Refunding Bonds (Series 2019 2), 1.650%, 7/1/2022	101,404

Principal Amount		Value
	MUNICIPAL BONDS—continued
	West Virginia—2.0%
$200,000	Mason County, WV (Appalachian Power Co.), PCRBs (Series L), 2.750%, 10/1/2022	$206,481
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $566,316)	566,952
	TOTAL INVESTMENT IN SECURITIES—102.1% (IDENTIFIED COST $10,315,315)	10,317,047
	OTHER ASSETS AND LIABILITIES - NET—(2.1)%[2]	(210,883)
	TOTAL NET ASSETS—100%	$10,106,164
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2021, were as follows:
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares
Value as of 2/3/2021	$—
Purchases at Cost	$8,200,000
Proceeds from Sales	$(8,200,000)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 5/31/2021	$—
Shares Held as of 5/31/2021	—
Dividend Income	$13
Securities that are subject to the federal alternative minimum tax (AMT) represent 14.8% of the portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2021, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CSD	—Central School District
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes